Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2023	2022

Utility deposits	$15	$12
Other receivables	63	77
Other prepayments	241	116
Other receivables, prepayments and deposits, net	$319	$205